Quarterly Holdings Report
for

Fidelity Freedom® Blend 2015 Fund

December 31, 2019

FBF-Y15-QTLY-0220
1.9892464.101

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.0%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	571,359	$8,587,523
Fidelity Series Commodity Strategy Fund (a)	1,438,580	6,847,643
Fidelity Series Large Cap Growth Index Fund (a)	576,803	6,737,063
Fidelity Series Large Cap Stock Fund (a)	426,489	6,755,584
Fidelity Series Large Cap Value Index Fund (a)	961,340	12,680,078
Fidelity Series Small Cap Opportunities Fund (a)	248,374	3,477,235
Fidelity Series Value Discovery Fund (a)	295,477	4,015,531
TOTAL DOMESTIC EQUITY FUNDS
(Cost $46,208,328)		49,100,657

International Equity Funds - 21.4%
Fidelity Series Canada Fund (a)	107,406	1,212,609
Fidelity Series Emerging Markets Fund (a)	153,020	1,493,480
Fidelity Series Emerging Markets Opportunities Fund (a)	651,083	13,431,852
Fidelity Series International Growth Fund (a)	462,918	8,110,329
Fidelity Series International Index Fund (a)	253,807	2,703,041
Fidelity Series International Small Cap Fund (a)	136,665	2,365,668
Fidelity Series International Value Fund (a)	819,269	8,110,764
Fidelity Series Overseas Fund (a)	416,499	4,489,862
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $38,475,199)		41,917,605

Bond Funds - 41.6%
Fidelity Series Corporate Bond Fund (a)	1,108,495	11,883,070
Fidelity Series Emerging Markets Debt Fund (a)	128,829	1,236,757
Fidelity Series Floating Rate High Income Fund (a)	30,351	282,268
Fidelity Series Government Bond Index Fund (a)	1,545,520	16,166,143
Fidelity Series High Income Fund (a)	149,911	1,437,648
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,586,949	15,948,839
Fidelity Series Investment Grade Bond Fund (a)	1,474,382	17,058,598
Fidelity Series Investment Grade Securitized Fund (a)	1,139,817	11,740,113
Fidelity Series Long-Term Treasury Bond Index Fund (a)	562,196	4,952,947
Fidelity Series Real Estate Income Fund (a)	81,001	901,543
TOTAL BOND FUNDS
(Cost $79,879,677)		81,607,926

Short-Term Funds - 12.0%
Fidelity Cash Central Fund 1.58% (b)	49	49
Fidelity Series Government Money Market Fund 1.65% (a)(c)	4,690,998	4,690,998
Fidelity Series Short-Term Credit Fund (a)	466,187	4,699,161
Fidelity Series Treasury Bill Index Fund (a)	1,407,265	14,072,650
TOTAL SHORT-TERM FUNDS
(Cost $23,409,668)		23,462,858
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $187,972,872)		196,089,046
NET OTHER ASSETS (LIABILITIES) - 0.0%		(58,369)
NET ASSETS - 100%		$196,030,677

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$520,264	$11,336,877	$3,553,843	$902,665	$(10,559)	$294,784	$8,587,523
Fidelity Series Canada Fund	47,956	1,250,518	157,180	26,779	356	70,959	1,212,609
Fidelity Series Commodity Strategy Fund	224,343	7,567,605	966,672	93,630	(7,254)	29,621	6,847,643
Fidelity Series Corporate Bond Fund	529,736	12,332,944	1,473,950	297,160	(2,219)	496,559	11,883,070
Fidelity Series Emerging Markets Debt Fund	66,460	1,428,275	261,766	50,258	(958)	4,746	1,236,757
Fidelity Series Emerging Markets Fund	57,738	1,557,660	138,427	33,165	(2,771)	19,280	1,493,480
Fidelity Series Emerging Markets Opportunities Fund	523,357	13,229,826	1,555,967	332,486	9,678	1,224,958	13,431,852
Fidelity Series Floating Rate High Income Fund	14,094	302,539	34,996	10,873	(70)	701	282,268
Fidelity Series Government Bond Index Fund	726,831	17,399,832	2,218,841	265,877	(6,739)	265,060	16,166,143
Fidelity Series Government Money Market Fund 1.65%	218,048	5,183,092	710,142	62,122	--	--	4,690,998
Fidelity Series High Income Fund	103,077	1,519,575	208,564	61,253	25	23,535	1,437,648
Fidelity Series Inflation-Protected Bond Index Fund	698,054	16,795,733	1,854,325	204,145	1,151	308,226	15,948,839
Fidelity Series International Growth Fund	404,676	8,695,919	1,971,300	285,579	58,480	922,554	8,110,329
Fidelity Series International Index Fund	106,013	2,718,960	293,413	51,316	985	170,496	2,703,041
Fidelity Series International Small Cap Fund	105,521	2,490,165	421,992	100,415	3,357	188,617	2,365,668
Fidelity Series International Value Fund	397,626	8,927,918	1,607,334	316,912	11,296	381,258	8,110,764
Fidelity Series Investment Grade Bond Fund	774,219	17,995,094	2,174,754	325,051	(1,465)	465,504	17,058,598
Fidelity Series Investment Grade Securitized Fund	546,344	12,595,758	1,490,372	301,562	(2,572)	90,955	11,740,113
Fidelity Series Large Cap Growth Index Fund	407,232	8,022,408	2,631,706	91,086	84,940	854,189	6,737,063
Fidelity Series Large Cap Stock Fund	406,025	8,339,804	2,515,314	446,907	45,286	479,783	6,755,584
Fidelity Series Large Cap Value Index Fund	760,313	15,484,197	4,222,775	775,372	62,261	596,082	12,680,078
Fidelity Series Long-Term Treasury Bond Index Fund	486,619	9,191,946	5,011,392	473,536	325,690	(39,916)	4,952,947
Fidelity Series Overseas Fund	--	4,138,526	--	16,095	--	351,336	4,489,862
Fidelity Series Real Estate Income Fund	44,713	962,885	118,338	48,080	91	12,192	901,543
Fidelity Series Short-Term Credit Fund	219,186	5,149,317	710,822	79,623	565	40,915	4,699,161
Fidelity Series Small Cap Opportunities Fund	202,824	4,145,282	1,007,142	212,704	1,842	134,429	3,477,235
Fidelity Series Treasury Bill Index Fund	646,150	15,508,581	2,092,772	181,709	115	10,576	14,072,650
Fidelity Series Value Discovery Fund	240,563	4,809,260	1,348,020	156,972	20,365	293,363	4,015,531
	9,477,982	219,080,496	40,752,119	6,203,332	591,876	7,690,762	196,088,997

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.